JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Fund”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 346 (Amendment No. 347 under the Investment Company Act of 1940, as amended) filed electronically on June 26, 2025.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-GabovitchAssistant Secretary

Appendix A
J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund